Corporate general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Corporate general and administrative expenses [abstract]
Schedule of Corporate General and Administrative Expenses

The following are components of corporate general and administrative expenses:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Salaries and employee benefits	$2,847	$2,160
Directors’ fees	379	326
Share-based payments	3,671	1,990
Professional fees	809	700
Office and general	2,005	1,544

	$9,711	$6,720